As Filed with the United States Securities and Exchange Commission on August 19, 2022.
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 168	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 169	☒

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Office)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on September 18, 2022 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This post-effective amendment relates only to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund series of the Registrant (the “Fund”) as described in the Explanatory Note below. No information relating to the Registrant’s other series is amended or superseded hereby.

EXPLANATORY NOTE
Post-Effective Amendment No. 134 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 135 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 134”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act on July 28, 2020, EDGAR Accession No. 0001137439-20-000666, relating to the Class A, Class C, Class R, Class Y and Class R5 shares of Invesco NASDAQ 100 Index Fund (the “Fund”).
Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 168 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 169 under the Investment Company Act) (“PEA No. 168”) is being filed solely for the purpose of designating September 18, 2022, as the new effective date for PEA No. 134. The effectiveness of PEA No. 134 was delayed previously pursuant to Post-Effective Amendment Nos. 140, 141, 142, 144, 145, 146, 147, 148, 150, 151, 153, 154, 155, 156, 157, 158, 160, 161, 162, 163, 164, 165, 166 and 167 to the Registrant's Registration Statement filed on October 9, 2020, November 10, 2020, December 9, 2020, January 7, 2021, February 4, 2021, March 4, 2021, April 1, 2021 April 30, 2021, May 28, 2021, June 25, 2021, July 23, 2021, August 20, 2021, September 17, 2021, October 15, 2021, November 12, 2021, December 10, 2021, January 7, 2022, February 4, 2022, March 4, 2022, April 1, 2022, April 29, 2022, May 27, 2022, June 24, 2022 and July 22, 2022, respectively.
The Prospectus and Statement of Additional Information for the Fund’s Class A, Class C, Class R, Class Y and Class R5 shares included in PEA No. 134 are incorporated by reference into this PEA No. 168.
The Part C of the Registrant’s Registration Statement included in Post-Effective Amendment No. 159 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 160 under the Investment Company Act), filed on December 16, 2021, EDGAR Accession No. 0001193125-21-359098, is incorporated by reference into this PEA No. 168.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 19th day of August, 2022.
AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President	August 19, 2022
(Sheri Morris)	(Principal Executive Officer)
/s/ Beth Ann Brown***	Trustee	August 19, 2022
(Beth Ann Brown)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	August 19, 2022
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	August 19, 2022
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	August 19, 2022
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	August 19, 2022
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	August 19, 2022
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	August 19, 2022
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	August 19, 2022
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	August 19, 2022
(Teresa M. Ressel)
/s/ Ann Barnett Stern*	Trustee	August 19, 2022
(Ann Barnett Stern)
/s/ Robert C. Troccoli*	Trustee	August 19, 2022
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	August 19, 2022
(Daniel S. Vandivort)
/s/ Christopher L. Wilson*	Chair and Trustee	August 19, 2022
(Christopher L. Wilson)
/s/ Adrien Deberghes	Vice President &	August 19, 2022
Adrien Deberghes	Treasurer (Principal Financial Officer)

SIGNATURE	TITLE	DATE
/s/ Sheri Morris		August 19, 2022
Sheri Morris
Attorney-In-Fact
*Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
**Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.
***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 120 on August 27, 2019.